Basis of Presentation	9 Months Ended
Nov. 26, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
1)	BASIS OF PRESENTATION
The accompanying consolidated financial statements have been prepared without audit. In the opinion of management, the accompanying consolidated financial statements contain all adjustments (consisting of only normal recurring accruals and elimination of intercompany balances and transactions) necessary to present fairly the financial position of Bed Bath & Beyond Inc. and subsidiaries (the “Company”) as of November 26, 2022 and February 26, 2022 (audited) and the results of its operations, shareholders’ (deficit) equity, and comprehensive loss for the three and nine months ended November 26, 2022 and November 27, 2021 and its cash flows for the nine months ended November 26, 2022 and November 27, 2021.
The accompanying unaudited consolidated financial statements are presented in accordance with the requirements for Form
10-Q
and consequently do not include all the disclosures normally required by U.S. generally accepted accounting principles (“GAAP”). Reference should be made to the Company’s Annual Report on Form
10-K
for the fiscal year ended February 26, 2022 for additional disclosures, including a summary of the Company’s significant accounting policies, and to subsequently filed Form
8-Ks.
We account for our operations as one North American Retail reporting segment. Net sales outside of the U.S. for the Company were not material for the three and nine months ended November 26, 2022 and November 27, 2021. As the Company operates in the retail industry, its results of operations are affected by general economic conditions and consumer spending habits.